Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2025
Related Party Transactions [Abstract]
Schedule of Related Party Activities

Below is a summary of related party activities for the years ended December 31, 2025 and 2024:

Related Party	Balance Sheet Account	As of December 31, 2024	Expenses Incurred (COS)	Revenue	Cash Received / Paid	As of December 31, 2025

DBDC	Accounts Receivable	$128	$-	$32	$(43)	$117
NAC	Accounts Payable	51	106	-	(97)	60
Deep Fission	Accounts Receivable	-	-	50	(50)	-

Related Party	Balance Sheet Account	As of December 31, 2023	Expenses Incurred (COS)	Revenue	Cash Received / Paid	As of December 31, 2024

DBDC	Accounts Receivable	$145	$-	$25	$(42)	$128
NAC	Accounts Payable	-	366	-	(315)	51
Deep Fission	Accounts Receivable	-	-	-	-	-